INVESTMENTS - Short-term and long-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment And Other Income [Line Items]
Short-term investments	$ 108,805	$ 63,461	$ 72,878
Short-term investments.
Investment And Other Income [Line Items]
Short-term investments	108,805	63,461	72,878
Short-term investments. | Held-to-maturity securities
Investment And Other Income [Line Items]
Short-term investments	4,753	$ 63,461	$ 72,878
Short-term investments. | Structured note
Investment And Other Income [Line Items]
Short-term investments	$ 104,052